MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALL-      TWO WORLD TRADE CENTER,
CAP FUND                                             NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS MAY 31, 2000

DEAR SHAREHOLDER:

International small-cap stocks underperformed their large-cap counterparts for the 12-month period ended May 31, 2000. For much of 1999, however, small-cap stocks outperformed large caps as investors sought opportunity in the relatively inexpensive valuations offered by small-cap stocks. Other positive influences on the international small-cap market included a rise in initial public offerings, an increase in merger and acquisition activity and an improving macroeconomic environment outside the United States. As a result, small caps outperformed large caps for the first nine months of 1999. In the fourth quarter, however, this trend reversed as investors embarked on a buying frenzy of technology and telecommunications stocks, predominately large caps, which continued into the first two months of 2000. Small caps have seen mixed performance so far this year, with the technology and telecommunications sectors declining after an initial rise.

PERFORMANCE AND PORTFOLIO STRATEGY

For the 12-month period ended May 31, 2000, Morgan Stanley Dean Witter International SmallCap Fund's Class B shares posted a total return of 27.27 percent compared to 17.14 percent for the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index. For the same period, the Fund's Class A, C and D shares returned 28.40 percent, 27.21 percent and
28.48 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI EAFE Index.

The Fund's stock selection in Japan bolstered its performance, especially among its technology holdings. Within Europe the stock selection was also advantageous, particularly in Finland, Italy and the

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS MAY 31, 2000, CONTINUED

United Kingdom. In Finland, the Fund's participation in the telecommunications sector was a key driver of its performance. U.K. holdings in media and advertising, such as Capital Radio, were strong performers in 1999. Defensive consumer staple names like Reckitt Benkiser and Matthews Bernard also contributed positively as investors refocused their attention on old-economy companies early in 2000. The most significant negative factor influencing the Fund's return was its exposure to Hong Kong's technology sector, which suffered a severe decline.

Relative to the MSCI EAFE, its benchmark index, the Fund was overweighted at the end of the period in consumer staples, a sector that offers exposure to companies with strong consistent cash flows and new products at reasonable valuations. The Fund is underweighted in materials (chemicals and mining), because Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, believes that companies in this sector must be large to compete successfully in the global marketplace. As of May 31, the Fund had an
11.2 percent weighting in information technology, with the largest portion of that in software.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management believes that economic changes now occurring in Europe and Japan should benefit small-cap companies. The European market is developing a more pro-market equity culture, with an increase in venture capital, a shift away from family ownership of businesses and the creation of new markets. In Japan the sub-advisor sees evidence of catalysts to generate value with the start of an economic recovery and more convincing corporate restructuring. Finally, the sub-advisor believes that the small-cap universe offers attractive opportunities to participate in new businesses offering innovative products or services.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
LETTER TO THE SHAREHOLDERS MAY 31, 2000, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter International SmallCap Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FUND PERFORMANCE MAY 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


GROWTH OF $10,000 -- CLASS B SHARES
         ($ IN THOUSANDS)              FUND     MSCI EAFE(4)
Jul-94                                  10,000        10,000
May-95                                   8,540        10,248
May-96                                  10,280        11,342
May-97                                   9,302        12,197
May-98                                   9,177        13,552
May-99                                   9,177        14,143
May-00                               11,579(3)        16,568

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                        AVERAGE ANNUAL TOTAL RETURNS
   -------------------------------------------------------------------------------------------------------
                   CLASS A SHARES*                                      CLASS B SHARES**
   -----------------------------------------------     ---------------------------------------------------
   PERIOD ENDED 5/31/00                                PERIOD ENDED 5/31/00
   -------------------------                           -------------------------
   1 Year                     28.40%(1)  21.65%(2)     1 Year                     27.27%(1)      22.27%(2)
   Since Inception (7/28/97)   8.98 (1)   6.93 (2)     5 Years                     6.46 (1)       6.15 (2)
                                                       Since Inception (7/29/94)   2.69 (1)       2.54 (2)

                   CLASS C SHARES+                                       CLASS D SHARES#
   -----------------------------------------------     ---------------------------------------------------
   PERIOD ENDED 5/31/00                                PERIOD ENDED 5/31/00
   -------------------------                           -------------------------
   1 Year                     27.21%(1)  26.21%(2)     1 Year                     28.48%(1)
   Since Inception (7/28/97)   8.24 (1)   8.24 (2)     Since Inception (7/28/97)   9.05 (1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 1% CDSC, assuming a complete redemption on May 31, 2000.
(4) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the index. The index does not take into account the Fund's expenses, fees, or charges. The index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2000

          NUMBER OF
            SHARES                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
                                COMMON AND PREFERRED STOCKS AND RIGHTS (94.6%)
                                AUSTRALIA (2.8%)
                                ALCOHOLIC BEVERAGES
             72,180             BRL Hardy Ltd......................................................  $   282,089
                                                                                                     -----------
                                DIVERSIFIED COMMERCIAL SERVICES
            361,501             Ausdoc Group Ltd...................................................      415,770
                                                                                                     -----------
                                HOSPITAL/NURSING MANAGEMENT
            600,300             Ramsay Health Care Ltd.............................................      298,838
                                                                                                     -----------
                                OFFICE/PLANT AUTOMATION
            126,749             E.R.G. Ltd.........................................................      600,586
                                                                                                     -----------
                                WATER SUPPLY
            214,700             Neverfail Springwater Ltd..........................................      393,124
                                                                                                     -----------

                                TOTAL AUSTRALIA....................................................    1,990,407
                                                                                                     -----------
                                DENMARK (1.0%)
                                INTERNATIONAL BANKS
             20,700             Sydbank A/S........................................................      690,762
                                                                                                     -----------
                                FINLAND (6.6%)
                                BUILDING PRODUCTS
             14,950             Kone Corp. (B Shares)..............................................      910,378
             33,380             Uponor Oyj.........................................................      619,088
                                                                                                     -----------
                                                                                                       1,529,466
                                                                                                     -----------
                                CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
             23,705             KCI Konecranes International PLC...................................      706,102
                                                                                                     -----------
                                ELECTRONIC COMPONENTS
             20,640             Perlos Oyj.........................................................      744,339
              2,150             Teleste Oyj........................................................       54,375
                                                                                                     -----------
                                                                                                         798,714
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
             48,720             Metso Oyj..........................................................      638,904
            117,149             Rapala Normark Corp.*..............................................      680,348
                                                                                                     -----------
                                                                                                       1,319,252
                                                                                                     -----------
                                PAPER
             24,910             Metsa Tissue Corp..................................................      331,331
                                                                                                     -----------

                                TOTAL FINLAND......................................................    4,684,865
                                                                                                     -----------

                                FRANCE (4.9%)
                                CONSUMER SPECIALTIES
             24,553             L'Europeenne d'Extincteurs.........................................      687,664
                                                                                                     -----------
                                ENVIRONMENTAL SERVICES
             10,359             Alliance et Gestion Commerciale....................................      718,042
                                                                                                     -----------
     NUMBER OF
      SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------
                                FLUID CONTROLS
             16,780             Groupe Legris Industries S.A.......................................  $   693,156
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
              5,580             De Dietrich et Compagnie S.A.......................................      332,162
                                                                                                     -----------
                                OFFICE EQUIPMENT/SUPPLIES
             18,397             Neopost S.A.*......................................................      588,661
                                                                                                     -----------
                                SPECIALTY INSURERS
              1,100             Coface.............................................................      103,037
                                                                                                     -----------
                                TEXTILES
              6,560             Chargeurs S.A......................................................      375,752
                                                                                                     -----------

                                TOTAL FRANCE.......................................................    3,498,474
                                                                                                     -----------

                                GERMANY (5.8%)
                                APPAREL
                128             Escada AG..........................................................       13,069
                                                                                                     -----------
                                AUTO PARTS: O.E.M.
             23,076             Beru AG............................................................      691,689
                                                                                                     -----------
                                BUILDING MATERIALS
             23,752             Dyckerhoff AG (Pref.)..............................................      631,857
                                                                                                     -----------
                                DIVERSIFIED COMMERCIAL SERVICES
             11,568             Techem AG..........................................................      270,894
                                                                                                     -----------
                                HOME FURNISHINGS
             15,916             WMF-Wuerttembergische Metallwarenfabrik AG (Pref.).................      210,209
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
             80,259             Sartorius AG (Pref.)...............................................      714,197
             17,999             Winkler & Duennebier...............................................      288,300
                                                                                                     -----------
                                                                                                       1,002,497
                                                                                                     -----------
                                MEDICAL/NURSING SERVICES
             29,019             Marseille-Kliniken AG..............................................      233,766
                                                                                                     -----------
                                METALS FABRICATIONS
             77,130             FAG Kugelfischer Georg Schaefer AG.................................      570,757
                                                                                                     -----------
                                MISCELLANEOUS
              2,902             SCS Standard Computersysteme.......................................      --
                                                                                                     -----------
                                OTHER SPECIALTY STORES
             36,917             Moebel Walther AG - Vorzugsakt.....................................      458,187
                                                                                                     -----------

                                TOTAL GERMANY......................................................    4,082,925
                                                                                                     -----------

                                HONG KONG (2.7%)
                                OTHER TELECOMMUNICATIONS
            206,800             Asia Satellite Telecommunications Holdings Ltd.....................      581,175
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2000, CONTINUED

     NUMBER OF
      SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------
                                REAL ESTATE
            277,446             Hysan Development Co., Ltd.........................................  $   304,408
                                                                                                     -----------
                                RECREATIONAL PRODUCTS/TOYS
          5,532,000             E-New Media Co., Ltd.*.............................................      653,104
                                                                                                     -----------
                                SPECIALTY FOODS/CANDY
          1,751,000             Vitasoy International Holdings Ltd.................................      366,257
                                                                                                     -----------
                                TOTAL HONG KONG....................................................    1,904,944
                                                                                                     -----------
                                IRELAND (0.9%)
                                INTERNATIONAL BANKS
            290,070             Anglo Irish Bank Corp. PLC.........................................      643,311
                                                                                                     -----------
                                ITALY (0.2%)
                                INTERNATIONAL BANKS
              9,610             Banca Popolare di Bergamo Credito Varesino SpA.....................      170,586
                                                                                                     -----------
                                JAPAN (34.5%)
                                AIR FREIGHT/DELIVERY SERVICES
              8,600             Yusen Air & Sea Service Co., Ltd...................................      159,555
                                                                                                     -----------
                                AIRLINES
              7,000             H.I.S. Co., Ltd....................................................      344,805
                                                                                                     -----------
                                APPAREL
             12,000             Nagaileben Co., Ltd................................................      367,347
                                                                                                     -----------
                                BEVERAGES - NON-ALCOHOLIC
              5,700             Itoen, Ltd.........................................................      386,521
                                                                                                     -----------
                                BOOKS/MAGAZINES
              4,300             Shobunsha Publications, Inc........................................      151,577
                                                                                                     -----------
                                BUILDING PRODUCTS
             15,000             Taikisha Ltd.......................................................      111,317
                                                                                                     -----------
                                CLOTHING/SHOE/ACCESSORY STORES
              1,000             Fast Retailing Co., Ltd............................................      426,252
                 30             Kyoto Kimono Yuzen Co., Ltd........................................      194,249
              6,500             Ryohin Keikaku Co., Ltd............................................      946,058
                                                                                                     -----------
                                                                                                       1,566,559
                                                                                                     -----------
                                COMPUTER SOFTWARE
              1,500             Alpha Systems Inc..................................................      193,553
              5,000             CAC Corp...........................................................      298,237
              4,600             Fuji Soft ABC Inc..................................................      225,306
              8,000             Jastec Co., Ltd....................................................      222,634
              5,000             Justsystem Corp.*..................................................      169,295
              3,500             Trend Micro Inc.*..................................................      477,273
                                                                                                     -----------
                                                                                                       1,586,298
                                                                                                     -----------
     NUMBER OF
      SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------
                                CONSUMER ELECTRONICS/APPLIANCES
             10,000             Bodysonic Co., Ltd.*...............................................  $   102,968
             10,000             Rinnai Corp........................................................      216,141
             11,000             Shinwa Co., Ltd....................................................       91,837
             12,000             Yokowo Co., Ltd....................................................      336,178
                                                                                                     -----------
                                                                                                         747,124
                                                                                                     -----------
                                CONSUMER SPECIALTIES
             33,000             Combi Corp.........................................................      251,020
                                                                                                     -----------
                                CONSUMER SUNDRIES
              7,500             Aderans Co., Ltd...................................................      299,165
                                                                                                     -----------
                                CONTAINERS/PACKAGING
              4,800             FP Corp............................................................      189,239
              7,300             Fuji Seal, Inc.....................................................      399,536
                                                                                                     -----------
                                                                                                         588,775
                                                                                                     -----------
                                DIVERSIFIED COMMERCIAL SERVICES
              1,200             Bellsystem 24, Inc.................................................      683,488
                 20             Goodwill Group, Inc................................................      122,449
                                                                                                     -----------
                                                                                                         805,937
                                                                                                     -----------
                                DIVERSIFIED ELECTRONIC PRODUCTS
                800             Funai Electric Co., Ltd............................................      369,573
                                                                                                     -----------
                                DRUGSTORE CHAINS
              5,200             Matsumotokiyoshi Co................................................      472,727
              5,200             Tsuruha Co., Ltd...................................................      265,306
                                                                                                     -----------
                                                                                                         738,033
                                                                                                     -----------
                                E.D.P. PERIPHERALS
             10,000             Tokki Corp.*.......................................................      172,542
                                                                                                     -----------
                                E.D.P. SERVICES
                  2             Acces Co., Ltd.....................................................      139,147
              4,600             Fujitsu Support & Services Inc.....................................      430,557
             15,000             MKC-Stat Corp......................................................      260,204
                                                                                                     -----------
                                                                                                         829,908
                                                                                                     -----------
                                ELECTRICAL PRODUCTS
             13,500             Cosel Co., Ltd.....................................................      474,629
             10,000             Hosiden Corp.......................................................      440,631
              7,600             Nidec Corp.........................................................      583,748
             27,000             Ushio Inc..........................................................      611,132
                                                                                                     -----------
                                                                                                       2,110,140
                                                                                                     -----------
                                ELECTRONIC COMPONENTS
             12,000             Zuken Inc..........................................................      244,341
                                                                                                     -----------
                                ELECTRONIC DISTRIBUTORS
             10,000             Toyo Corp..........................................................      308,905
                                                                                                     -----------
                                ELECTRONIC PRODUCTION EQUIPMENT
              8,500             Fujimi Inc.........................................................      268,089
              2,600             Tokyo Seimitsu Co., Ltd............................................      292,078
                                                                                                     -----------
                                                                                                         560,167
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2000, CONTINUED

     NUMBER OF
      SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------
                                FARMING/SEEDS/MILLING
             35,000             Fuji Oil Co., Ltd..................................................  $   298,377
                                                                                                     -----------
                                FINANCE COMPANIES
              8,300             Aeon Credit Service Co., Ltd.......................................      523,562
                                                                                                     -----------
                                FOOD CHAINS
              8,000             Circle K Japan Co., Ltd............................................      311,688
              9,000             Matsuya Foods Co., Ltd.............................................      254,638
                                                                                                     -----------
                                                                                                         566,326
                                                                                                     -----------
                                HOME BUILDING
                500             Higashi Nihon House Co.............................................        1,860
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
              7,000             Arrk Corp..........................................................      233,766
             25,000             Daifuku Co., Ltd...................................................      218,460
              7,700             Fuji Machine Manufacturing Co., Ltd................................      371,429
             11,000             THK Co., Ltd.......................................................      503,061
              4,900             Union Tool Co......................................................      470,455
                                                                                                     -----------
                                                                                                       1,797,171
                                                                                                     -----------
                                INDUSTRIAL SPECIALTIES
             15,000             Lintec Corp........................................................      147,913
              3,600             Taiyo Ink Manufacturing Co., Ltd...................................      170,315
                                                                                                     -----------
                                                                                                         318,228
                                                                                                     -----------
                                MAJOR CHEMICALS
              3,000             Stella Chemifa Corp................................................      200,371
                                                                                                     -----------
                                MEAT/POULTRY/FISH
             25,000             Yonekyu Corp.......................................................      287,570
                                                                                                     -----------
                                OTHER SPECIALTY STORES
             11,000             Nitori Co..........................................................      413,265
              2,200             Otsuka Kagu Ltd....................................................      502,041
             15,000             Tsutsumi Jewelry Co., Ltd..........................................      341,605
                                                                                                     -----------
                                                                                                       1,256,911
                                                                                                     -----------
                                PACKAGE GOODS/COSMETICS
              1,950             Fancl Corp.........................................................      179,082
              2,000             Milbon Co. Ltd.....................................................      129,870
                                                                                                     -----------
                                                                                                         308,952
                                                                                                     -----------
                                PRECISION INSTRUMENTS
             13,000             Horiba, Ltd........................................................      138,442
                                                                                                     -----------
                                REAL ESTATE
                700             Chubu Sekiwa Real Estate, Ltd......................................        3,669
              7,000             Meiwa Estate Co., Ltd..............................................      220,130
     NUMBER OF
      SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------

             32,000             Sekiwa Real Estate, Ltd............................................  $   119,629
             20,000             Toc Co., Ltd.......................................................      124,304
                                                                                                     -----------
                                                                                                         467,732
                                                                                                     -----------
                                RECREATIONAL PRODUCTS/TOYS
              6,750             Tomy Co., Ltd......................................................      243,576
                                                                                                     -----------
                                RESTAURANTS
             10,000             Doutor Coffee Co., Ltd.............................................      732,839
             15,000             Ichibanya Co., Ltd.*...............................................      225,417
             10,000             Origin Toshu Co., Ltd..............................................      157,699
              3,000             Plenus Co., Ltd....................................................      137,477
             16,500             Saint Marc Co., Ltd................................................      577,041
              3,700             Saizeriya Co., Ltd.................................................      281,447
             12,000             Watami Food Service Co., Ltd.......................................      889,425
                                                                                                     -----------
                                                                                                       3,001,345
                                                                                                     -----------
                                SERVICES TO THE HEALTH INDUSTRY
              6,400             Nichii Gakkan Co...................................................      384,119
                                                                                                     -----------
                                SPECIALTY CHEMICALS
             20,000             Shin-Etsu Polymer Co., Ltd.........................................      130,798
                                                                                                     -----------
                                SPECIALTY FOODS/CANDY
              7,000             Ariake Japan Co., Ltd..............................................      449,351
             20,000             Fujicco Co., Ltd...................................................      314,657
              8,500             Rock Field Co., Ltd................................................      423,423
                                                                                                     -----------
                                                                                                       1,187,431
                                                                                                     -----------
                                TELECOMMUNICATIONS EQUIPMENT
             23,000             Denki Kogyo Co., Ltd...............................................      204,610
                                                                                                     -----------
                                WHOLESALE DISTRIBUTORS
              4,400             Misumi Corp........................................................      394,286
                                                                                                     -----------

                                TOTAL JAPAN........................................................   24,411,276
                                                                                                     -----------

                                NETHERLANDS (7.3%)
                                CONTAINERS/PACKAGING
             10,535             IFCO Systems NV*...................................................      236,835
                                                                                                     -----------
                                ENGINEERING & CONSTRUCTION
             17,789             Hollandsche Beton Groep NV.........................................      234,115
                                                                                                     -----------
                                FARMING/SEEDS/MILLING
             17,282             Nutreco Holding NV.................................................      674,232
                                                                                                     -----------
                                MEDICAL/DENTAL DISTRIBUTORS
             20,300             Apothekers Cooperatie OPG NV.......................................      503,898
                                                                                                     -----------
                                MULTI-SECTOR COMPANIES
             28,550             Internatio-Muller NV...............................................      528,170
                                                                                                     -----------
                                OFFICE EQUIPMENT/SUPPLIES
             33,353             Samas Groep NV.....................................................      479,561
                                                                                                     -----------
                                OILFIELD SERVICES/EQUIPMENT
             18,690             IHC Caland NV......................................................      846,460
                                                                                                     -----------
                                SPECIALTY FOODS/CANDY
             29,390             CSM NV.............................................................      619,416
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2000, CONTINUED

     NUMBER OF
      SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------
                                WHOLESALE DISTRIBUTORS
             34,423             Buhrmann NV........................................................  $ 1,052,767
                                                                                                     -----------

                                TOTAL NETHERLANDS..................................................    5,175,454
                                                                                                     -----------

                                NEW ZEALAND (2.7%)
                                CASINO/GAMBLING
            107,333             Sky City Ltd.......................................................      300,850
                                                                                                     -----------
                                ENGINEERING & CONSTRUCTION
            717,044             Fletcher Challenge Building........................................      709,357
                                                                                                     -----------
                                OTHER TRANSPORTATION
            252,000             Auckland Intl Airport Ltd..........................................      305,852
                                                                                                     -----------
                                WHOLESALE DISTRIBUTORS
            211,450             Fisher & Paykel Industries Ltd.....................................      629,487
                                                                                                     -----------

                                TOTAL NEW ZEALAND..................................................    1,945,546
                                                                                                     -----------

                                NORWAY (1.2%)
                                CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS
             21,460             Kverneland ASA.....................................................      331,296
                                                                                                     -----------
                                INTERNATIONAL BANKS
             28,340             Sparebanken NOR....................................................      550,877
                                                                                                     -----------

                                TOTAL NORWAY.......................................................      882,173
                                                                                                     -----------
                                SINGAPORE (0.9%)
                                PRECISION INSTRUMENTS
             98,000             Avimo Group Ltd....................................................      180,958
                                                                                                     -----------
                                SPECIALTY CHEMICALS
            234,000             Natsteel Broadway Ltd..............................................      317,311
                                                                                                     -----------
                                SPECIALTY FOODS/CANDY
            120,000             Want Want Holdings Ltd.............................................      130,800
                                                                                                     -----------

                                TOTAL SINGAPORE....................................................      629,069
                                                                                                     -----------
                                SPAIN (2.0%)
                                OTHER CONSUMER SERVICES
             60,350             Amadeus Global Travel Distribution S.A. (A Shares)*................      563,603
                                                                                                     -----------
                                PAPER
             38,839             Miquel y Costas & Miquel, S.A......................................      834,932
                                                                                                     -----------
                                TOTAL SPAIN........................................................    1,398,535
                                                                                                     -----------
                                SWEDEN (3.8%)
                                HOTELS/RESORTS
             66,540             Scandic Hotels AB..................................................      698,450
                                                                                                     -----------
     NUMBER OF
      SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------
                                INDUSTRIAL MACHINERY/COMPONENTS
             40,930             Haldex AB..........................................................  $   429,630
                                                                                                     -----------
                                MEDICAL/NURSING SERVICES
             36,140             Nobel Biocare AB...................................................      774,844
                                                                                                     -----------
                                TOBACCO
            239,190             Swedish Match AB...................................................      745,198
            239,190             Swedish Match AB (Rights)*.........................................       13,544
                                                                                                     -----------
                                                                                                         758,742
                                                                                                     -----------

                                TOTAL SWEDEN.......................................................    2,661,666
                                                                                                     -----------

                                SWITZERLAND (6.0%)
                                ADVERTISING
                455             Publigroupe S.A....................................................      321,832
                                                                                                     -----------
                                BUILDING PRODUCTS
                960             Zehnder Holdings AG................................................      604,279
                                                                                                     -----------
                                E.D.P. PERIPHERALS
                495             Logitech International S.A. (Registered Shares)*...................      289,809
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
                490             Bobst AG (Bearer Shares)...........................................      701,914
                725             Saurer AG (Registered Shares)......................................      413,695
                                                                                                     -----------
                                                                                                       1,115,609
                                                                                                     -----------
                                MEDICAL SPECIALTIES
              3,140             Sulzer Medica AG (Registered Shares)...............................      703,626
                                                                                                     -----------
                                OTHER SPECIALTY STORES
              2,110             Valora Holding AG..................................................      579,422
                                                                                                     -----------
                                PRINTING/FORMS
              1,565             Edipresse S.A. (Bearer Shares).....................................      641,851
                                                                                                     -----------

                                TOTAL SWITZERLAND..................................................    4,256,428
                                                                                                     -----------

                                UNITED KINGDOM (11.3%)
                                BROADCASTING
             38,390             Scottish Media Group PLC...........................................      583,903
                                                                                                     -----------
                                BUILDING PRODUCTS
            183,960             SIG PLC............................................................      620,244
                                                                                                     -----------
                                FLUID CONTROLS
             93,000             Spirax-Sarco Engineering PLC.......................................      555,770
                                                                                                     -----------
                                INDUSTRIAL MACHINERY/COMPONENTS
            349,900             The Six Hundred Group PLC..........................................      251,676
                                                                                                     -----------
                                MEAT/POULTRY/FISH
            749,500             Bernard Matthews PLC...............................................    1,707,151
                                                                                                     -----------
                                MEDICAL/DENTAL DISTRIBUTORS
            112,430             Alliance Unichem PLC...............................................      735,399
                                                                                                     -----------
                                METALS FABRICATIONS
             32,500             Glynwed International PLC..........................................      113,961
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2000, CONTINUED

     NUMBER OF
      SHARES                                                                                         VALUE
----------------------------------------------------------------------------------------------------------------
                                OTHER CONSUMER SERVICES
            150,100             Northern Leisure PLC...............................................  $   347,509
                                                                                                     -----------
                                OTHER PHARMACEUTICALS
            134,990             Seton Scholl Healthcare PLC........................................    1,504,230
                                                                                                     -----------
                                PACKAGE GOODS/COSMETICS
             97,055             Reckitt & Colman PLC...............................................    1,066,053
                                                                                                     -----------
                                REAL ESTATE
            218,430             NHP PLC............................................................      141,974
                                                                                                     -----------
                                SPECIALTY CHEMICALS
             32,000             British Vita PLC...................................................      123,716
                                                                                                     -----------
                                SPECIALTY FOODS/CANDY
            348,400             Devro PLC..........................................................      261,039
                                                                                                     -----------

                                TOTAL UNITED KINGDOM...............................................    8,012,625
                                                                                                     -----------

                                TOTAL COMMON AND PREFERRED STOCKS AND RIGHTS
                                (IDENTIFIED COST $63,580,679)......................................   67,039,046
                                                                                                     -----------

          PRINCIPAL
          AMOUNT IN
          THOUSANDS                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                SHORT-TERM INVESTMENT (a) (2.1%)
                                U.S. GOVERNMENT AGENCY
          $   1,500             Federal Home Loan Banks 6.30% due 06/01/00 (AMORTIZED COST
                                  $1,500,000)......................................................  $ 1,500,000
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $65,080,679) (b)..........................................................   96.7%    68,539,046

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    3.3      2,304,958
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 70,844,004
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $12,147,681 and the aggregate gross unrealized depreciation is $8,689,314, resulting in net unrealized appreciation of $3,458,367.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT MAY 31, 2000.

CONTRACT TO        IN       DELIVERY    UNREALIZED
  DELIVER     EXCHANGE FOR    DATE     DEPRECIATION
----------------------------------------------------
NOK 722,360     $80,688     06/02/00      $(711)
                                          =====

CURRENCY ABBREVIATION:

NOK  Norwegian Krone.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS MAY 31, 2000

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising........................................................................  $   321,832      0.5%
Air Freight/Delivery Services......................................................      159,555      0.2
Airlines...........................................................................      344,805      0.5
Alcoholic Beverages................................................................      282,089      0.4
Apparel............................................................................      380,416      0.5
Auto Parts: O.E.M..................................................................      691,689      1.0
Beverages - Non-Alcoholic..........................................................      386,521      0.5
Books/Magazines....................................................................      151,577      0.2
Broadcasting.......................................................................      583,903      0.8
Building Materials.................................................................      631,857      0.9
Building Products..................................................................    2,865,307      4.0
Casino/Gambling....................................................................      300,850      0.4
Clothing/Shoe/Accessory Stores.....................................................    1,566,559      2.2
Computer Software..................................................................    1,586,299      2.2
Construction/Agricultural Equipment/Trucks.........................................    1,037,398      1.5
Consumer Electronics/Appliances....................................................      747,124      1.1
Consumer Specialties...............................................................      938,684      1.3
Consumer Sundries..................................................................      299,165      0.4
Containers/Packaging...............................................................      825,611      1.2
Diversified Commercial Services....................................................    1,492,601      2.2
Diversified Electronic Products....................................................      369,573      0.5
Drugstore Chains...................................................................      738,033      1.0
E.D.P. Peripherals.................................................................      462,351      0.7
E.D.P. Services....................................................................      829,907      1.2
Electrical Products................................................................    2,110,139      3.1
Electronic Components..............................................................    1,043,055      1.5
Electronic Distributors............................................................      308,905      0.4
Electronic Production Equipment....................................................      560,167      0.8
Engineering & Construction.........................................................      943,472      1.3
Environmental Services.............................................................      718,042      1.0
Farming/Seeds/Milling..............................................................      972,609      1.4
Finance Companies..................................................................      523,562      0.8
Fluid Controls.....................................................................    1,248,927      1.8
Food Chains........................................................................      566,327      0.8
Home Building......................................................................        1,860      0.0
Home Furnishings...................................................................      210,209      0.3
Hospital/Nursing Management........................................................      298,838      0.4
Hotels/Resorts.....................................................................      698,450      1.0
Industrial Machinery/Components....................................................    6,247,996      8.9
Industrial Specialties.............................................................      318,228      0.4
International Banks................................................................    2,055,537      3.0
Major Chemicals....................................................................      200,371      0.3
                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Meat/Poultry/Fish..................................................................  $ 1,994,721      2.8%
Medical Specialties................................................................      703,626      1.0
Medical/Dental Distributors........................................................    1,239,297      1.7
Medical/Nursing Services...........................................................    1,008,610      1.4
Metals Fabrications................................................................      684,718      1.0
Multi-Sector Companies.............................................................      528,170      0.7
Office Equipment/Supplies..........................................................    1,068,222      1.5
Office/Plant Automation............................................................      600,586      0.8
Oilfield Services/Equipment........................................................      846,460      1.2
Other Consumer Services............................................................      911,112      1.3
Other Pharmaceuticals..............................................................    1,504,229      2.1
Other Specialty Stores.............................................................    2,294,520      3.2
Other Telecommunications...........................................................      581,175      0.8
Other Transportation...............................................................      305,852      0.4
Package Goods/Cosmetics............................................................    1,375,004      1.9
Paper..............................................................................    1,166,263      1.6
Precision Instruments..............................................................      319,399      0.5
Printing/Forms.....................................................................      641,851      0.9
Real Estate........................................................................      914,114      1.3
Recreational Products/Toys.........................................................      896,680      1.3
Restaurants........................................................................    3,001,345      4.2
Services To The Health Industry....................................................      384,119      0.5
Specialty Chemicals................................................................      571,825      0.8
Specialty Foods/Candy..............................................................    2,564,942      3.6
Specialty Insurers.................................................................      103,037      0.1
Telecommunications Equipment.......................................................      204,610      0.3
Textiles...........................................................................      375,752      0.5
Tobacco............................................................................      758,743      1.1
U.S. Government Agency.............................................................    1,500,000      2.1
Water Supply.......................................................................      393,124      0.6
Wholesale Distributors.............................................................    2,076,540      2.9
                                                                                     -----------    -----
                                                                                     $68,539,046     96.7%
                                                                                     -----------    -----
                                                                                     -----------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks......................................................................  $65,469,239     92.4%
Preferred Stocks...................................................................    1,556,263      2.2
Rights.............................................................................       13,544      0.0
Short-Term Investment..............................................................    1,500,000      2.1
                                                                                     -----------    -----
                                                                                     $68,539,046     96.7%
                                                                                     -----------    -----
                                                                                     -----------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2000

ASSETS:
Investments in securities, at value
  (identified cost $65,080,679)................................................................  $68,539,046
Cash (including $1,173,806 in foreign currency)................................................    1,650,557
Receivable for:
    Investments sold...........................................................................    2,266,121
    Dividends..................................................................................      107,409
    Foreign withholding taxes reclaimed........................................................       53,649
    Shares of beneficial interest sold.........................................................       19,152
    Interest...................................................................................        9,859
Prepaid expenses and other assets..............................................................       50,548
                                                                                                 -----------
     TOTAL ASSETS..............................................................................   72,696,341
                                                                                                 -----------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased..................................................    1,453,945
    Investments purchased......................................................................      154,640
    Investment management fee..................................................................       74,514
    Plan of distribution fee...................................................................       60,488
Accrued expenses and other payables............................................................      108,750
                                                                                                 -----------
     TOTAL LIABILITIES.........................................................................    1,852,337
                                                                                                 -----------
     NET ASSETS................................................................................  $70,844,004
                                                                                                 ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $70,975,967
Net unrealized appreciation....................................................................    3,462,365
Accumulated net investment loss................................................................     (264,553)
Accumulated net realized loss..................................................................   (3,329,775)
                                                                                                 -----------
     NET ASSETS................................................................................  $70,844,004
                                                                                                 ===========
CLASS A SHARES:
Net Assets.....................................................................................   $1,950,026
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................      170,712
     NET ASSET VALUE PER SHARE.................................................................       $11.42
                                                                                                 ===========

     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)...........................................       $12.06
                                                                                                 ===========
CLASS B SHARES:
Net Assets.....................................................................................  $66,038,161
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................    5,899,788
     NET ASSET VALUE PER SHARE.................................................................       $11.19
                                                                                                 ===========
CLASS C SHARES:
Net Assets.....................................................................................   $1,042,493
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................       93,002
     NET ASSET VALUE PER SHARE.................................................................       $11.21
                                                                                                 ===========
CLASS D SHARES:
Net Assets.....................................................................................   $1,813,324
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................      158,431
     NET ASSET VALUE PER SHARE.................................................................       $11.45
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2000

NET INVESTMENT LOSS:

INCOME
Dividends (net of $175,635 foreign withholding tax)............................................  $ 1,367,389
Interest.......................................................................................      142,463
                                                                                                 -----------

     TOTAL INCOME..............................................................................    1,509,852
                                                                                                 -----------

EXPENSES
Investment management fee......................................................................      826,418
Plan of distribution fee (Class A shares)......................................................        4,823
Plan of distribution fee (Class B shares)......................................................      678,966
Plan of distribution fee (Class C shares)......................................................        7,918
Transfer agent fees and expenses...............................................................      131,989
Professional fees..............................................................................      113,320
Custodian fees.................................................................................      102,029
Registration fees..............................................................................       71,688
Shareholder reports and notices................................................................       60,712
Trustees' fees and expenses....................................................................       12,233
Organizational expenses........................................................................        5,389
Other..........................................................................................       15,032
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    2,030,517
                                                                                                 -----------

     NET INVESTMENT LOSS.......................................................................     (520,665)
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments................................................................................   18,894,849
    Foreign exchange transactions..............................................................      (82,816)
                                                                                                 -----------

     NET GAIN..................................................................................   18,812,033
                                                                                                 -----------
Net change in unrealized appreciation/depreciation on:
    Investments................................................................................   (2,482,360)
    Translation of forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies........................................................      (47,776)
                                                                                                 -----------

     NET DEPRECIATION..........................................................................   (2,530,136)
                                                                                                 -----------

     NET GAIN..................................................................................   16,281,897
                                                                                                 -----------

NET INCREASE...................................................................................  $15,761,232
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEAR  FOR THE YEAR
                                                                                     ENDED         ENDED
                                                                                  MAY 31, 2000  MAY 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.............................................................  $  (520,665)  $   (462,452)
Net realized gain (loss)........................................................   18,812,033        (11,470)
Net change in unrealized appreciation...........................................   (2,530,136)    (1,640,939)
                                                                                  -----------   ------------

     NET INCREASE (DECREASE)....................................................   15,761,232     (2,114,861)
Net increase (decrease) from transactions in shares of beneficial interest......    5,162,098    (19,169,987)
                                                                                  -----------   ------------

     NET INCREASE (DECREASE)....................................................   20,923,330    (21,284,848)

NET ASSETS:
Beginning of period.............................................................   49,920,674     71,205,522
                                                                                  -----------   ------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $264,553 AND $316,635,
    RESPECTIVELY)...............................................................  $70,844,004   $ 49,920,674
                                                                                  ===========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Dean Witter Investment Management Inc.(the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $172,000 and was reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of July 29, 1999.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled $9,159,634 at May 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.00%, respectively.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

The Distributor has informed the Fund that for the year ended May 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $15,000, $89,258 and $903, respectively and received $17,095 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2000 aggregated $65,115,969 and $63,354,230, respectively.

For the year ended May 31, 2000, the Fund incurred brokerage commissions of $144 with Morgan Stanley & Co., an affililate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

During the year ended May 31, 2000, the Fund utilized approximately $18,044,000 of its net capital loss carryover. At May 31, 2000, the Fund had a net capital loss carryover of approximately $3,237,000 which will be available through May 31, 2006 to offset future capital gains to the extent provided by regulations.

As of May 31, 2000, the Fund had temporary book/tax differences primarily attributable to income from the the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and net investment loss was credited $572,747.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS MAY 31, 2000, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                          MAY 31, 2000                MAY 31, 1999
                                                                   ---------------------------  -------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  ------------
CLASS A SHARES
Sold.............................................................    4,905,335  $  55,329,299      817,915   $  6,762,506
Redeemed.........................................................   (4,789,580)   (54,516,059)    (798,885)    (6,671,991)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class A...........................................      115,755        813,240       19,030         90,515
                                                                   -----------  -------------   ----------   ------------
CLASS B SHARES
Sold.............................................................   10,940,212    123,323,575    1,186,270     10,200,450
Redeemed.........................................................  (10,566,342)  (120,926,855)  (3,614,395)   (29,188,640)
                                                                   -----------  -------------   ----------   ------------
Net increase (decrease) - Class B................................      373,870      2,396,720   (2,428,125)   (18,988,190)
                                                                   -----------  -------------   ----------   ------------
CLASS C SHARES
Sold.............................................................      365,030      4,282,268       37,809        310,537
Redeemed.........................................................     (293,395)    (3,490,392)     (25,250)      (216,451)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class C...........................................       71,635        791,876       12,559         94,086
                                                                   -----------  -------------   ----------   ------------
CLASS D SHARES
Sold.............................................................    1,801,148     22,041,069      161,889      1,219,122
Redeemed.........................................................   (1,702,051)   (20,880,807)    (198,378)    (1,585,520)
                                                                   -----------  -------------   ----------   ------------
Net increase (decrease) - Class D................................       99,097      1,160,262      (36,489)      (366,398)
                                                                   -----------  -------------   ----------   ------------
Net increase (decrease) in Fund..................................      660,357  $   5,162,098   (2,433,025)  $(19,169,987)
                                                                   ===========  =============   ==========   ============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2000, there was an outstanding forward contract.

At May 31, 2000 the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     FOR THE YEAR    JULY 28, 1997*
                                                                             ENDED            ENDED           THROUGH
                                                                         MAY 31, 2000     MAY 31, 1999     MAY 31, 1998
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES ++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 8.93           $ 8.85           $ 8.96
                                                                            ------           ------           ------

Income (loss) from investment operations:
   Net investment income..............................................        0.02           --               --
   Net realized and unrealized gain (loss)............................        2.47             0.08            (0.11)
                                                                            ------           ------           ------

Total income (loss) from investment operations........................        2.49             0.08            (0.11)
                                                                            ------           ------           ------

Net asset value, end of period........................................      $11.42           $ 8.93           $ 8.85
                                                                            ======           ======           ======

TOTAL RETURN+.........................................................       28.40%            0.68 %          (1.23)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................        2.10%(3)         2.36 %(3)        2.52 %(2)

Net investment income (loss)..........................................        0.00%(3)        (0.12)%(3)        0.03 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $1,950             $491             $318

Portfolio turnover rate...............................................          94%              31%             178%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                 FOR THE YEAR ENDED MAY 31,
                                                           ----------------------------------------------------------------------
                                                             2000++         1999++         1998*++          1997           1996
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period.....................   $  8.82       $      8.80      $   8.92      $     10.28     $   8.54
                                                            -------       -----------      --------      -----------     --------

Income (loss) from investment operations:
   Net investment loss...................................     (0.09)            (0.09)        (0.11)           (0.16)       (0.08)
   Net realized and unrealized gain (loss)...............      2.46              0.11         (0.01)           (0.88)        1.82
                                                            -------       -----------      --------      -----------     --------

Total income (loss) from investment operations...........      2.37              0.02         (0.12)           (1.04)        1.74
                                                            -------       -----------      --------      -----------     --------

Dividends from net investment income.....................     --              --              --               (0.38)       --
                                                            -------       -----------      --------      -----------     --------

Capital contribution.....................................     --              --              --                0.06        --
                                                            -------       -----------      --------      -----------     --------

Net asset value, end of period...........................   $ 11.19       $      8.82      $   8.80      $      8.92     $  10.28
                                                            =======       ===========      ========      ===========     ========

TOTAL RETURN+............................................     27.27 %            0.00 %       (1.35)%          (9.52)%(1)    20.37 %

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................................      2.86 %(2)         3.12 %(2)     3.06 %           2.89 %       2.85 %

Net investment loss......................................     (0.76)%(2)        (0.88)%(2)    (1.24)%          (1.34)%      (1.09)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................   $66,038           $48,711       $69,960         $105,308     $145,254

Portfolio turnover rate..................................        94 %              31 %         178 %             46 %         44 %

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Includes voluntary capital contribution from Morgan Grenfell Investment Services Limited, the former sub-advisor, the effect of which was to increase total return by 0.59%.
(2) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     FOR THE YEAR    JULY 28, 1997*
                                                                             ENDED            ENDED           THROUGH
                                                                         MAY 31, 2000     MAY 31, 1999     MAY 31, 1998
-------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 8.83           $ 8.80           $ 8.96
                                                                            ------           ------           ------

Income (loss) from investment operations:
   Net investment loss................................................       (0.07)           (0.06)           (0.09)
   Net realized and unrealized gain (loss)............................        2.45             0.09            (0.07)
                                                                            ------           ------           ------

Total income (loss) from investment operations........................        2.38             0.03            (0.16)
                                                                            ------           ------           ------

Net asset value, end of period........................................      $11.21           $ 8.83           $ 8.80
                                                                            ======           ======           ======

TOTAL RETURN+.........................................................       27.21 %           0.23 %          (1.79)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................        2.86 %(3)        2.90 %(3)        3.16 %(2)

Net investment loss...................................................       (0.76)%(3)       (0.66)%(3)       (1.37)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $1,042             $189              $77

Portfolio turnover rate...............................................          94 %             31 %            178 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                                                         FOR THE YEAR     FOR THE YEAR    JULY 28, 1997*
                                                                             ENDED            ENDED           THROUGH
                                                                         MAY 31, 2000     MAY 31, 1999     MAY 31, 1998
-------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 8.94           $ 8.87           $ 8.96
                                                                            ------           ------           ------

Income (loss) from investment operations:
   Net investment income..............................................        0.03             0.04           --
   Net realized and unrealized gain (loss)............................        2.48             0.03            (0.09)
                                                                            ------           ------           ------

Total income (loss) from investment operations........................        2.51             0.07            (0.09)
                                                                            ------           ------           ------

Net asset value, end of period........................................      $11.45           $ 8.94           $ 8.87
                                                                            ======           ======           ======

TOTAL RETURN+.........................................................       28.48%            0.56%           (1.00)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................        1.86%(3)         2.12%(3)         2.31 %(2)

Net investment income (loss)..........................................        0.24%(3)         0.12%(3)        (0.02)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $1,813             $530             $850

Portfolio turnover rate...............................................          94%              31%             178 %

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter International SmallCap Fund (the "Fund") at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
JUNE 30, 2000

MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.